Income Taxes - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax expense	$ 22,145	$ 11,759	$ 23,738	$ (29,250)
Discrete tax benefit associated with stock-based compensation	$ 10,511	$ 3,861
Effective income tax rate	22.60%	15.00%	18.50%	(25.90%)